Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG Renaissance Large Cap Growth Fund

Supplement dated January 15, 2020 to the Prospectus, dated May 1, 2019, and Statement of Additional Information, dated May 1, 2019, as revised July 31, 2019

The following information supplements and supersedes any information to the contrary relating to AMG Renaissance Large Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and revised as noted above.

Effective immediately, Andy Eng, CFA, serves as a portfolio manager of the Fund. Michael E. Schroer, CFA, and Andy Eng are jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, all references in the Prospectus and SAI to the portfolio managers of the Fund shall refer to Messrs. Schroer and Eng.

In addition, effective immediately, the Prospectus is hereby revised as follows:

The section under “Summary of the Fund – AMG Renaissance Large Cap Growth Fund” titled “Portfolio Management – Portfolio Managers” on page 5 is hereby deleted and replaced with the following:

Portfolio Managers

Michael E. Schroer, CFA

Managing Partner and Chief Investment Officer of Renaissance; Portfolio Manager of the Fund since 06/09.

Andy Eng, CFA

Partner and Senior Research Analyst of Renaissance; Portfolio Manager of the Fund since 01/20.

The fifth paragraph in the “Additional Information About the Fund – Fund Management” section beginning on page 9 is hereby deleted and replaced with the following:

Michael E. Schroer and Andy Eng are the portfolio managers jointly and primarily responsible for day-to-day management of the Fund’s portfolio. Messrs. Schroer and Eng are supported by three analysts: Brad N. Zoltak, Curt Ludwick and Eric M. Aber. Mr. Zoltak and Mr. Ludwick are generalists and, along with Messrs. Schroer and Eng, are primarily responsible for conducting company-specific research for current and future portfolio holdings, while Mr. Aber is primarily responsible for research and testing of the quantitative aspect of the investment process.

The section under “Additional Information About the Fund – Fund Management” titled “Portfolio Manager” on page 10 is hereby deleted and replaced with the following:

Portfolio Managers

Michael E. Schroer, CFA, Managing Partner and Chief Investment Officer

Mr. Schroer is a Managing Partner and Chief Investment Officer of Renaissance, positions he has held since 1995 and 1990, respectively, has been employed by Renaissance since 1984, and has more than 35 years of investment management experience. Mr. Schroer supervises the management and direction of Renaissance’s investment research efforts and determines overall portfolio strategy.

Andy Eng, CFA, Partner and Senior Research Analyst

Mr. Eng is a Partner and Senior Research Analyst of Renaissance, positions he has held since 2019 and 2016, respectively, has been employed by Renaissance since 2016, and has more than 25 years of investment management experience. He is also a portfolio manager for Renaissance’s Midcap Growth strategy. Prior to joining Renaissance, Mr. Eng was the portfolio manager for the equity portfolio of Northwestern Mutual Life Insurance Company in Milwaukee.

The first two paragraphs of the section under “Additional Information About the Fund – Fund Management” titled “Investment Team” on page 10 are hereby deleted.

In addition, effective immediately, the SAI is hereby revised as follows:

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG Renaissance Large Cap Growth Fund – The Renaissance Group LLC (“Renaissance”)” titled “Other Accounts Managed by the Portfolio Manager” on page 88 is hereby deleted and replaced with the following, which is as of December 31, 2019:

Other Accounts Managed by the Portfolio Managers

Portfolio Manager: Michael Schroer
Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	1	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	119	$1,771.5	1	$12.1

Portfolio Manager: Andy Eng

Type of Account	Number of Accounts Managed	Total Assets Managed ($ millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ millions)
Registered Investment Companies	None	$0	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	4	$2.9	None	$0

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG Renaissance Large Cap Growth Fund – The Renaissance Group LLC (“Renaissance”)” titled “Portfolio Manager Compensation” on page 90 is hereby deleted and replaced with the following:

Portfolio Manager Compensation

Michael Schroer, Co-Portfolio Manager, is a Managing Partner of Renaissance and as such is compensated through a fixed salary, revenue sharing and a percentage of profits of the firm. Therefore, his compensation will vary along with firm assets, since his compensation is tied to revenue and profitability. None of his compensation is directly based on performance.

Andy Eng, Co-Portfolio Manager, is a Partner of Renaissance and as such is compensated through a fixed salary, revenue sharing and bonuses. Revenue share distributions are allocated on a pro rata basis, based upon the Partner’s respective ownership percentage. Bonuses are based on overall contributions to the firm’s investment and business success. None of his compensation is directly based on performance.

The section under “Management of the Funds – Portfolio Managers of the Funds – AMG Renaissance Large Cap Growth Fund – The Renaissance Group LLC (“Renaissance”)” titled “Portfolio Managers’ Ownership of Fund Shares” on page 90 is hereby deleted and replaced with the following, which is as of December 31, 2019:

Portfolio Managers’ Ownership of Fund Shares

Large Cap Growth Fund

Mr. Schroer: $500,001 to $1,000,000

Mr. Eng: None

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE